LEASE LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities
Current lease liabilities	¥ 15,198
Non-current lease liabilities	177,674
Total lease liabilities	¥ 192,872
IFRS 16
Lease liabilities
Current lease liabilities		¥ 13,894
Non-current lease liabilities		184,670
Total lease liabilities		¥ 198,564